Distribution Date:	05/15/26	BANK5 2025-5YR13
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5YR13

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Attention: Kunal K. Singh	US_CMBS_Notice@jpmorgan.com

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6			trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC

Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	15-16
			Attention: Lindsey Wright	Lindsey.Wright@KKR.com
Mortgage Loan Detail (Part 2)	17-18		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
			Attention: Surveillance Manager	notices@pentalphasurveilllance.com
Delinquency Loan Detail	21
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25

Historical Liquidated Loan Detail	26

Historical Bond / Collateral Loss Reconciliation Detail	27

Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06650CAA1	4.940000%	2,050,000.00	1,692,314.21	41,809.35	6,966.69	0.00	0.00	48,776.04	1,650,504.86	30.02%	30.00%
A-2	06650CAB9	5.032000%	100,000,000.00	100,000,000.00	0.00	419,333.33	0.00	0.00	419,333.33	100,000,000.00	30.02%	30.00%
A-3	06650CAG8	5.753000%	388,115,000.00	388,115,000.00	0.00	1,860,688.00	0.00	0.00	1,860,688.00	388,115,000.00	30.02%	30.00%
A-S	06650CAP8	6.096000%	66,522,000.00	66,522,000.00	0.00	337,931.76	0.00	0.00	337,931.76	66,522,000.00	20.51%	20.50%
B	06650CAU7	6.246000%	35,012,000.00	35,012,000.00	0.00	182,237.46	0.00	0.00	182,237.46	35,012,000.00	15.51%	15.50%
C	06650CAZ6	6.664441%	27,134,000.00	27,134,000.00	0.00	150,694.12	0.00	0.00	150,694.12	27,134,000.00	11.63%	11.63%
D	06650CBK8	6.664441%	16,630,000.00	16,630,000.00	0.00	92,358.04	0.00	0.00	92,358.04	16,630,000.00	9.26%	9.25%
E	06650CBM4	6.664441%	7,878,000.00	7,878,000.00	0.00	43,752.05	0.00	0.00	43,752.05	7,878,000.00	8.13%	8.13%
F	06650CBP7	6.664441%	9,628,000.00	9,628,000.00	0.00	53,471.03	0.00	0.00	53,471.03	9,628,000.00	6.75%	6.75%
G	06650CBR3	6.664441%	7,003,000.00	7,003,000.00	0.00	38,892.57	0.00	0.00	38,892.57	7,003,000.00	5.75%	5.75%
H	06650CBT9	4.500000%	10,503,000.00	10,503,000.00	0.00	39,386.25	0.00	0.00	39,386.25	10,503,000.00	4.25%	4.25%
J	06650CBV4	4.500000%	7,003,000.00	7,003,000.00	0.00	26,261.25	0.00	0.00	26,261.25	7,003,000.00	3.25%	3.25%
K*	06650CBX0	4.500000%	22,757,747.00	22,757,747.00	0.00	85,275.21	0.00	0.00	85,275.21	22,757,747.00	0.00%	0.00%
RR	06650CCK7	6.664441%	29,104,513.01	29,089,646.20	1,737.76	161,552.43	0.00	0.00	163,290.19	29,087,908.44	0.00%	0.00%
RR Interest	N/A	6.664441%	7,750,000.01	7,746,041.25	462.73	43,018.46	0.00	0.00	43,481.19	7,745,578.52	0.00%	0.00%
Regular SubTotal			737,090,260.02	736,713,748.66	44,009.84	3,541,818.65	0.00	0.00	3,585,828.49	736,669,738.82

X-A	06650CAM5	1.061451%	490,165,000.00	489,807,314.21	0.00	433,255.21	0.00	0.00	433,255.21	489,765,504.86
X-B	06650CAN3	0.516716%	101,534,000.00	101,534,000.00	0.00	43,720.23	0.00	0.00	43,720.23	101,534,000.00
X-H	06650CCB7	2.164441%	10,503,000.00	10,503,000.00	0.00	18,944.27	0.00	0.00	18,944.27	10,503,000.00
X-J	06650CCD3	2.164441%	7,003,000.00	7,003,000.00	0.00	12,631.32	0.00	0.00	12,631.32	7,003,000.00
X-K	06650CCF8	2.164441%	22,757,747.00	22,757,747.00	0.00	41,048.16	0.00	0.00	41,048.16	22,757,747.00
Notional SubTotal			631,962,747.00	631,605,061.21	0.00	549,599.19	0.00	0.00	549,599.19	631,563,251.86

Deal Distribution Total					44,009.84	4,091,417.84	0.00	0.00	4,135,427.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06650CAA1	825.51912683	20.39480488	3.39838537	0.00000000	0.00000000	0.00000000	0.00000000	23.79319024	805.12432195
A-2	06650CAB9	1,000.00000000	0.00000000	4.19333330	0.00000000	0.00000000	0.00000000	0.00000000	4.19333330	1,000.00000000
A-3	06650CAG8	1,000.00000000	0.00000000	4.79416668	0.00000000	0.00000000	0.00000000	0.00000000	4.79416668	1,000.00000000
A-S	06650CAP8	1,000.00000000	0.00000000	5.08000000	0.00000000	0.00000000	0.00000000	0.00000000	5.08000000	1,000.00000000
B	06650CAU7	1,000.00000000	0.00000000	5.20500000	0.00000000	0.00000000	0.00000000	0.00000000	5.20500000	1,000.00000000
C	06650CAZ6	1,000.00000000	0.00000000	5.55370089	0.00000000	0.00000000	0.00000000	0.00000000	5.55370089	1,000.00000000
D	06650CBK8	1,000.00000000	0.00000000	5.55370054	0.00000000	0.00000000	0.00000000	0.00000000	5.55370054	1,000.00000000
E	06650CBM4	1,000.00000000	0.00000000	5.55370018	0.00000000	0.00000000	0.00000000	0.00000000	5.55370018	1,000.00000000
F	06650CBP7	1,000.00000000	0.00000000	5.55370066	0.00000000	0.00000000	0.00000000	0.00000000	5.55370066	1,000.00000000
G	06650CBR3	1,000.00000000	0.00000000	5.55370127	0.00000000	0.00000000	0.00000000	0.00000000	5.55370127	1,000.00000000
H	06650CBT9	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
J	06650CBV4	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
K	06650CBX0	1,000.00000000	0.00000000	3.74708489	0.00291505	0.18734851	0.00000000	0.00000000	3.74708489	1,000.00000000
RR	06650CCK7	999.48919228	0.05970758	5.55076905	0.00009483	0.00614784	0.00000000	0.00000000	5.61047663	999.42948470
RR Interest	N/A	999.48919226	0.05970710	5.55076903	0.00009419	0.00614710	0.00000000	0.00000000	5.61047612	999.42948516

Notional Certificates
X-A	06650CAM5	999.27027472	0.00000000	0.88389667	0.00000000	0.00000000	0.00000000	0.00000000	0.88389667	999.18497824
X-B	06650CAN3	1,000.00000000	0.00000000	0.43059694	0.00000000	0.00000000	0.00000000	0.00000000	0.43059694	1,000.00000000
X-H	06650CCB7	1,000.00000000	0.00000000	1.80370085	0.00000000	0.00000000	0.00000000	0.00000000	1.80370085	1,000.00000000
X-J	06650CCD3	1,000.00000000	0.00000000	1.80370127	0.00000000	0.00000000	0.00000000	0.00000000	1.80370127	1,000.00000000
X-K	06650CCF8	1,000.00000000	0.00000000	1.80370052	0.00000000	0.00000000	0.00000000	0.00000000	1.80370052	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/26 - 04/30/26	30	0.00	6,966.69	0.00	6,966.69	0.00	0.00	0.00	6,966.69	0.00
A-2	04/01/26 - 04/30/26	30	0.00	419,333.33	0.00	419,333.33	0.00	0.00	0.00	419,333.33	0.00
A-3	04/01/26 - 04/30/26	30	0.00	1,860,688.00	0.00	1,860,688.00	0.00	0.00	0.00	1,860,688.00	0.00
A-S	04/01/26 - 04/30/26	30	0.00	337,931.76	0.00	337,931.76	0.00	0.00	0.00	337,931.76	0.00
B	04/01/26 - 04/30/26	30	0.00	182,237.46	0.00	182,237.46	0.00	0.00	0.00	182,237.46	0.00
C	04/01/26 - 04/30/26	30	0.00	150,694.12	0.00	150,694.12	0.00	0.00	0.00	150,694.12	0.00
D	04/01/26 - 04/30/26	30	0.00	92,358.04	0.00	92,358.04	0.00	0.00	0.00	92,358.04	0.00
E	04/01/26 - 04/30/26	30	0.00	43,752.05	0.00	43,752.05	0.00	0.00	0.00	43,752.05	0.00
F	04/01/26 - 04/30/26	30	0.00	53,471.03	0.00	53,471.03	0.00	0.00	0.00	53,471.03	0.00
G	04/01/26 - 04/30/26	30	0.00	38,892.57	0.00	38,892.57	0.00	0.00	0.00	38,892.57	0.00
H	04/01/26 - 04/30/26	30	0.00	39,386.25	0.00	39,386.25	0.00	0.00	0.00	39,386.25	0.00
J	04/01/26 - 04/30/26	30	0.00	26,261.25	0.00	26,261.25	0.00	0.00	0.00	26,261.25	0.00
K	04/01/26 - 04/30/26	30	4,181.61	85,341.55	0.00	85,341.55	66.34	0.00	0.00	85,275.21	4,263.63
X-A	04/01/26 - 04/30/26	30	0.00	433,255.21	0.00	433,255.21	0.00	0.00	0.00	433,255.21	0.00
X-B	04/01/26 - 04/30/26	30	0.00	43,720.23	0.00	43,720.23	0.00	0.00	0.00	43,720.23	0.00
X-H	04/01/26 - 04/30/26	30	0.00	18,944.27	0.00	18,944.27	0.00	0.00	0.00	18,944.27	0.00
X-J	04/01/26 - 04/30/26	30	0.00	12,631.32	0.00	12,631.32	0.00	0.00	0.00	12,631.32	0.00
X-K	04/01/26 - 04/30/26	30	0.00	41,048.16	0.00	41,048.16	0.00	0.00	0.00	41,048.16	0.00
RR	04/01/26 - 04/30/26	30	175.20	161,555.19	0.00	161,555.19	2.76	0.00	0.00	161,552.43	178.93
RR Interest	04/01/26 - 04/30/26	30	46.65	43,019.19	0.00	43,019.19	0.73	0.00	0.00	43,018.46	47.64
Totals			4,403.46	4,091,487.67	0.00	4,091,487.67	69.83	0.00	0.00	4,091,417.84	4,490.20

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (EC)	N/A	5.032000%	100,000,000.00	100,000,000.00	0.00	419,333.33	0.00	0.00	419,333.33	100,000,000.00
A-2-1	06650CAC7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06650CAD5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06650CAE3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06650CAF0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	5.753000%	388,115,000.00	388,115,000.00	0.00	1,860,688.00	0.00	0.00	1,860,688.00	388,115,000.00
A-3-1	06650CAH6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06650CAJ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06650CAK9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06650CAL7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.096000%	66,522,000.00	66,522,000.00	0.00	337,931.76	0.00	0.00	337,931.76	66,522,000.00
A-S -1	06650CAQ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06650CAR4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06650CAS2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06650CAT0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.246000%	35,012,000.00	35,012,000.00	0.00	182,237.46	0.00	0.00	182,237.46	35,012,000.00
B-1	06650CAV5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06650CAW3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06650CAX1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06650CAY9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.664441%	27,134,000.00	27,134,000.00	0.00	150,694.12	0.00	0.00	150,694.12	27,134,000.00
C-1	06650CBB8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06650CBD4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06650CBF9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06650CBH5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			616,783,000.00	616,783,000.00	0.00	2,950,884.67	0.00	0.00	2,950,884.67	616,783,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06650CAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06650CAD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06650CAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06650CAJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S -1	06650CAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06650CAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06650CAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06650CAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06650CBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06650CBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06650CAE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06650CAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06650CAK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06650CAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06650CAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06650CAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06650CAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06650CAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06650CBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06650CBH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	4,135,427.68
Non-VRR Interest Available Funds	3,932,919.94
VRR Interest Available Funds	206,995.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,104,299.71	Master Servicing Fee	3,375.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,852.14
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.96
ARD Interest	0.00	Operating Advisor Fee	1,092.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	184.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,104,299.71	Total Fees	12,812.03

Principal		Expenses/Reimbursements
Scheduled Principal	44,009.84	Reimbursement for Interest on Advances	69.83
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	44,009.84	Total Expenses/Reimbursements	69.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,091,417.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	44,009.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,135,427.68
Total Funds Collected	4,148,309.55	Total Funds Distributed	4,148,309.54

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	736,713,749.01	736,713,749.01	Beginning Certificate Balance	736,713,748.66
(-) Scheduled Principal Collections	44,009.84	44,009.84	(-) Principal Distributions	44,009.84
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	736,669,739.17	736,669,739.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	736,713,749.01	736,713,749.01	Ending Certificate Balance	736,669,738.82
Ending Actual Collateral Balance	736,669,739.17	736,669,739.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.35)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.35)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	9	42,520,000.00	5.77%	44	6.6732	2.771074	1.49 or less	12	253,120,000.00	34.36%	44	6.8388	1.238878
$10,000,000 to $19,999,999		7	93,950,000.00	12.75%	44	6.8559	1.599874	1.50 to 1.99	13	297,749,739.17	40.42%	44	6.7299	1.729330
$20,000,000 to $29,999,999		12	303,699,739.17	41.23%	44	6.4925	1.833313	2.00 to 2.49	4	77,500,000.00	10.52%	44	6.5071	2.119485
$30,000,000 to $39,999,999		1	35,000,000.00	4.75%	45	7.0800	2.081000	2.50 to 2.99	1	73,500,000.00	9.98%	45	6.5980	2.622200
	$40,000,000 or greater	5	261,500,000.00	35.50%	44	6.7971	1.660524	3.00 or greater	4	34,800,000.00	4.72%	44	5.7687	4.209446
	Totals	34	736,669,739.17	100.00%	44	6.6853	1.808100	Totals	34	736,669,739.17	100.00%	44	6.6853	1.808100
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	2,157,822.00	0.29%	45	6.0800	1.813500
							Industrial	2	22,946,936.30	3.11%	44	6.7483	1.583241
Arizona	1	4,928,037.00	0.67%	45	6.0800	1.813500
							Lodging	11	201,691,429.04	27.38%	44	7.2230	1.901272
Arkansas	1	8,800,000.00	1.19%	45	6.8260	1.343700
							Mixed Use	9	58,192,010.20	7.90%	45	6.3260	1.411896
California	16	133,768,010.14	18.16%	44	6.4598	2.561494
							Mobile Home Park	2	12,355,000.00	1.68%	44	6.7694	1.716464
Connecticut	2	20,166,239.00	2.74%	44	7.1225	1.930024
							Multi-Family	9	49,815,000.00	6.76%	43	6.7884	1.665706
Florida	2	11,360,071.00	1.54%	45	7.0173	1.469737
							Office	3	150,479,063.64	20.43%	44	6.0506	2.322530
Indiana	8	62,387,715.04	8.47%	44	7.0015	1.647754
							Retail	15	141,390,300.00	19.19%	43	6.7474	1.373774
Kansas	1	979,537.00	0.13%	45	6.0800	1.813500
							Self Storage	8	99,800,000.00	13.55%	44	6.6007	1.837183
Maryland	1	10,818,999.00	1.47%	45	7.6300	1.572300
							Totals	59	736,669,739.17	100.00%	44	6.6853	1.808100
Michigan	3	3,426,208.00	0.47%	45	6.0800	1.813500

Missouri	1	3,000,000.00	0.41%	44	7.2200	1.118900

Nevada	1	12,600,000.00	1.71%	45	6.9050	1.307200

New Jersey	1	12,750,963.00	1.73%	45	7.6300	1.572300

New Mexico	1	1,090,836.00	0.15%	45	6.0800	1.813500

New York	8	238,815,000.00	32.42%	43	6.4163	1.721020

North Carolina	3	62,950,000.00	8.55%	45	7.0149	1.901208

Ohio	1	3,311,537.00	0.45%	45	6.0800	1.813500

Pennsylvania	1	3,808,728.00	0.52%	45	7.6300	1.572300

South Carolina	2	32,550,037.00	4.42%	43	7.6097	1.744452

Texas	1	40,000,000.00	5.43%	45	6.4170	1.293100

Virginia	2	67,000,000.00	9.09%	44	6.6872	1.335049

Totals	59	736,669,739.17	100.00%	44	6.6853	1.808100

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.49999% or less	12	221,313,310.13	30.04%	44	5.9143	2.133858	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% to 6.99999%	13	316,715,000.00	42.99%	44	6.7390	1.684060	13 months or greater	34	736,669,739.17	100.00%	44	6.6853	1.808100
	7.00000% to 7.49999%	6	102,200,000.00	13.87%	44	7.2449	1.626067	Totals	34	736,669,739.17	100.00%	44	6.6853	1.808100
	7.50000% or greater	3	96,441,429.04	13.09%	44	7.6855	1.660807
	Totals	34	736,669,739.17	100.00%	44	6.6853	1.808100
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	53 months or less	33	712,051,729.04	96.66%	44	6.7046	1.812768	Interest Only	32	687,610,300.00	93.34%	44	6.6710	1.815806
	54 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	1	24,441,429.04	3.32%	45	7.6510	1.727300
	Totals	33	712,051,729.04	96.66%	44	6.7046	1.812768	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	712,051,729.04	96.66%	44	6.7046	1.812768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	110,665,000.00	15.02%	43	6.2182	1.852241			No outstanding loans in this group
	Totals	34	736,669,739.17	100.00%	44	6.6853	1.808100

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	329381001	OF	New York	NY	Actual/360	5.500%	112,285.36	0.00	0.00	N/A	01/09/30	--	24,500,000.00	24,500,000.00	05/09/26
1A	329381002				Actual/360	5.500%	112,285.36	0.00	0.00	N/A	01/09/30	--	24,500,000.00	24,500,000.00	05/09/26
1B	310970137				Actual/360	5.500%	112,285.36	0.00	0.00	N/A	01/09/30	--	24,500,000.00	24,500,000.00	05/09/26
2	300802518	RT	Brooklyn	NY	Actual/360	6.827%	304,370.42	0.00	0.00	N/A	11/06/29	--	53,500,000.00	53,500,000.00	05/06/26
2A	300802521				Actual/360	6.827%	113,783.33	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	05/06/26
3	310969359	OF	Walnut Creek	CA	Actual/360	6.598%	404,127.50	0.00	0.00	N/A	02/11/30	--	73,500,000.00	73,500,000.00	05/11/26
4	300802532	SS	Virginia Beach	VA	Actual/360	6.650%	285,395.83	0.00	0.00	N/A	01/01/30	--	51,500,000.00	51,500,000.00	05/01/26
5	329430001	LO	Various	Various	Actual/360	7.630%	273,408.33	0.00	0.00	N/A	02/06/30	--	43,000,000.00	43,000,000.00	05/06/26
6	310969059	MU	Dickinson	TX	Actual/360	6.417%	213,900.00	0.00	0.00	N/A	02/11/30	--	40,000,000.00	40,000,000.00	05/11/26
7	241014113	LO	Durham	NC	Actual/360	7.080%	206,500.00	0.00	0.00	N/A	02/01/30	--	35,000,000.00	35,000,000.00	05/01/26
8	329430002	LO	North Augusta	SC	Actual/360	7.797%	188,427.50	0.00	0.00	N/A	12/01/29	--	29,000,000.00	29,000,000.00	05/01/26
9	241014382	RT	Various	Various	Actual/360	6.080%	146,377.52	0.00	0.00	N/A	02/01/30	--	28,890,300.00	28,890,300.00	05/01/26
10	241014672	LO	Rockaway Park	NY	Actual/360	7.475%	179,088.54	0.00	0.00	N/A	01/01/30	--	28,750,000.00	28,750,000.00	05/01/26
11	241013674	MF	Various	IN	Actual/360	6.750%	160,312.50	0.00	0.00	N/A	12/01/29	--	28,500,000.00	28,500,000.00	05/01/26
12	300802531	LO	New York	NY	Actual/360	5.667%	122,785.00	0.00	0.00	N/A	01/01/30	--	26,000,000.00	26,000,000.00	05/01/26
13	310970441	Various Alameda		CA	Actual/360	6.126%	125,808.24	26,110.56	0.00	N/A	01/11/30	--	24,644,120.69	24,618,010.13	05/11/26
14	329430003	LO	Bloomington	IN	Actual/360	7.651%	155,948.60	17,899.28	0.00	N/A	02/05/30	--	24,459,328.32	24,441,429.04	05/05/26
15	241013916	IN	Morganton	NC	Actual/360	6.840%	114,000.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	04/01/26
16	300802541	LO	Fredericksburg	VA	Actual/360	6.811%	87,975.42	0.00	0.00	N/A	01/01/30	--	15,500,000.00	15,500,000.00	04/01/26
17	300802533	SS	Chatsworth	CA	Actual/360	6.234%	78,444.50	0.00	0.00	N/A	12/01/29	--	15,100,000.00	15,100,000.00	05/01/26
18	329430004	RT	New York	NY	Actual/360	7.055%	88,187.50	0.00	0.00	N/A	01/01/30	--	15,000,000.00	15,000,000.00	05/01/26
19	241014654	SS	Reno	NV	Actual/360	6.905%	72,502.50	0.00	0.00	N/A	02/01/30	--	12,600,000.00	12,600,000.00	05/01/26
20	329430005	RT	Brooklyn	NY	Actual/360	7.460%	77,708.33	0.00	0.00	N/A	02/01/30	--	12,500,000.00	12,500,000.00	05/01/26
21	310968805	MF	Los Angeles	CA	Actual/360	6.878%	67,347.08	0.00	0.00	N/A	01/11/30	--	11,750,000.00	11,750,000.00	05/11/26
22	241014360	RT	Greenwich	CT	Actual/360	6.740%	64,591.67	0.00	0.00	N/A	01/01/30	--	11,500,000.00	11,500,000.00	05/01/26
23	410969707	SS	Little Rock	AR	Actual/360	6.826%	50,057.33	0.00	0.00	N/A	02/11/30	--	8,800,000.00	8,800,000.00	05/11/26
24	329430007	MH	Graham	NC	Actual/360	7.168%	47,488.00	0.00	0.00	N/A	01/01/30	--	7,950,000.00	7,950,000.00	05/01/26
25	329430006	MF	Ithaca	NY	Actual/360	6.807%	36,871.25	0.00	0.00	N/A	12/01/29	--	6,500,000.00	6,500,000.00	05/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	241012348	MH	Davie	FL	Actual/360	6.050%	22,208.54	0.00	0.00	N/A	01/01/30	--	4,405,000.00	4,405,000.00	05/01/26
27	300802534	SS	Stanton	CA	Actual/360	5.961%	16,392.75	0.00	0.00	N/A	01/01/30	--	3,300,000.00	3,300,000.00	05/01/26
28	300802536	SS	Cerritos	CA	Actual/360	6.134%	15,846.17	0.00	0.00	N/A	12/01/29	--	3,100,000.00	3,100,000.00	05/01/26
29	300802470	MF	Staten Island	NY	Actual/360	6.762%	17,271.28	0.00	0.00	N/A	08/01/29	--	3,065,000.00	3,065,000.00	05/01/26
30	241014528	SS	St Louis	MO	Actual/360	7.220%	18,050.00	0.00	0.00	N/A	01/01/30	--	3,000,000.00	3,000,000.00	05/01/26
31	300802535	SS	Irwindale	CA	Actual/360	6.134%	12,268.00	0.00	0.00	N/A	12/01/29	--	2,400,000.00	2,400,000.00	05/01/26
Totals							4,104,299.71	44,009.84	0.00				736,713,749.01	736,669,739.17
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	259,696,928.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	23,537,198.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,494,988.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,226,726.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,106,062.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,485,649.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,086,814.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,517,096.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,264,052.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	2,600,039.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,304,796.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,544,368.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	26,281,553.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,677,503.07	3,639,597.14	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	113,916.67	113,916.67	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	87,910.84	87,910.84	0.00	0.00
17	1,712,087.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,391,116.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,183,352.39	288,188.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,232,358.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,436,899.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,847,745.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	409,302.25	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	18,236.00	0.00
24	921,773.49	279,259.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,114,215.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	355,687.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,451,831.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	266,701.47	64,317.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,005,010.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	118,140,793.89	269,282,428.68				0.00	0.00	201,827.51	201,827.51	18,236.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685306%	6.664437%	44
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685310%	6.664441%	45
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685310%	6.664441%	46
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685321%	6.664452%	47
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685304%	6.664435%	48
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685288%	6.664419%	49
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685269%	6.664400%	50
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685253%	6.664384%	51
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685233%	6.664365%	52
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685218%	6.664349%	53
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685202%	6.664333%	54
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.685183%	6.664314%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
15	241013916	04/01/26	0	B	113,916.67	113,916.67	0.00		20,000,000.00
16	300802541	04/01/26	0	B	87,910.84	87,910.84	0.00		15,500,000.00
Totals					201,827.51	201,827.51	0.00		35,500,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		736,669,739	736,669,739	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	736,669,739	736,669,739	0	0	0	0
Apr-26	736,713,749	736,713,749	0	0	0	0
Mar-26	736,748,169	736,748,169	0	0	0	0
Feb-26	736,810,453	736,810,453	0	0	0	0
Jan-26	736,831,961	736,831,961	0	0	0	0
Dec-25	736,853,356	736,853,356	0	0	0	0
Nov-25	736,878,832	736,878,832	0	0	0	0
Oct-25	736,899,981	736,899,981	0	0	0	0
Sep-25	736,925,220	736,925,220	0	0	0	0
Aug-25	736,946,125	736,946,125	0	0	0	0
Jul-25	736,966,921	736,966,921	0	0	0	0
Jun-25	736,991,820	736,991,820	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	58.32	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.51	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	69.83	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			69.83

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29